Finance income and cost	12 Months Ended
Dec. 31, 2021
Finance income and cost
Finance income and cost

23.  Finance income and cost

An analysis of finance income is as follows:

	2021		2020		2019
Interest on cash and equivalents	Ps.	58,269	Ps.	93,122	Ps.	201,191
Interest on asset backed trust notes		5,714		6,342		6,525
Interest on recovery of guarantee deposits		7,595		2,047		83
	Ps.	71,578	Ps.	101,511	Ps.	207,799

An analysis of finance cost is as follows:

	2021		2020		2019
Interest expense on lease liabilities and aircraft and engine lease return obligation	Ps.	2,603,820	Ps.	2,350,250	Ps.	2,128,162
Derivative financial instruments loss		—		448,559		—
Interest on asset backed trust notes		115,578		116,240		80,314
Cost of letter credit notes		61,549		73,141		49,856
Bank fees and others		4,574		3,707		3,607
Interest on debts and borrowings*		14,222		16,368		1,660
Other finance costs		32,246		10,219		6,230
	Ps.	2,831,989	Ps.	3,018,484	Ps.	2,269,829

* The borrowing costs related to the acquisition or construction of qualifying assets are capitalized as part of the cost of the asset (Note 12). Interest expense not capitalized is related to the short-term working capital facility from Citibanamex.

	2021		2020		2019
Interest on debts and borrowings	Ps.	158,188	Ps.	400,406	Ps.	457,973
Capitalized interest (Note 12)		(143,966)		(384,038)		(456,313)
Net interest on debts and borrowing in the consolidated statements of operations	Ps.	14,222	Ps.	16,368	Ps.	1,660